Supplement to

CALVERT VARIABLE SERIES, INC.
Social Balanced Portfolio

Statement of Additional Information dated April 30, 2008

Date of Supplement: October 8, 2008

Delete the heading and first chart under “Other Accounts Managed by Portfolio Managers of the Portfolios – Social Balanced” on page 27 of the Statement of Additional Information and replace with the following:

Calvert:
  Natalie A. Trunow

Accounts Managed (not including Social Balanced) as of September 30, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	5	2
Total Assets in Other Accounts Managed	$647,937,561	$60,197,927	$2,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Delete the first heading under “Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – Social Balanced” on page 32 of the Statement of Additional Information and replace with the following:

Calvert:
Natalie A. Trunow

Delete the heading and first chart under “Compensation of Portfolio Managers of the Portfolios – Social Balanced” on page 36 of the Statement of Additional Information and replace with the following:

Calvert:
Natalie A. Trunow

Compensation with Respect to Management of Social Balanced and Other Accounts as of September 30, 2008
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor, long- and short-term performance of Portfolios overseen, relative to Portfolio benchmarks, and growth in Portfolio assets.  Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Delete the information relating to John P. Nichols for Social Balanced in the chart under “Securities Ownership of Portfolio Managers of the Portfolios” on page 40 of the Statement of Additional Information and replace with the following:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership (as of September 30, 2008)
Social Balanced	Calvert	Natalie A. Trunow	None